Depreciation and amortization	12 Months Ended
Dec. 31, 2021
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation and amortization
21.	Depreciation and amortization

Depreciation and amortization for the years ended December 31, 2019, 2020 and 2021 were comprised of the following:

	2019		2020		2021
Depreciation	Ps.	446,517	Ps.	495,292	Ps.	546,128
Amortization		1,329,620		1,505,069		1,504,411
	Ps.	1,776,137	Ps.	2,000,361	Ps.	2,050,539